TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade And Other Receivables [Abstract]
Disclosure of trade and other receivables [text block]
7	TRADE RECEIVABLES

	2018	2017
	US$’000	US$’000

Trade receivables	8,936	17,249
Less: Loss allowance	-	-
Loss allowance	-	(25)
Included in assets of a disposal group held for sale (Note 39)	-	25
	8,936	17,249
Trade receivables due from the pools	3,098	1,676
Forward freight agreements	-	605
Included in assets of a disposal group held for sale (Note 39)	-	(6,131)
	12,034	13,399

The credit period is 1 to 30 days (2017: 1 to 30 days). No interest is charged on the outstanding invoice.

Loss allowance for trade receivables has always been measured at an amount equal to lifetime expected credit losses (ECL). The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

A trade receivable is written off when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery.

The following table details the risk profile of trade receivables based on the Group’s provision matrix. The expected credit loss rate is considered immaterial for trade receivables outstanding for less than 120 days and for trade receivables past due for more than 120 days, the Group has recognised a loss allowance of 100%, except for the adjustment to factors that are specific to the debtors, because historical experience has indicated that these receivables are generally not recoverable. As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base.

	Trade receivables past due
2018	Not past due	< 30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Estimated total gross carrying amount at default, representing net carrying amount of default	6,585	2,647	1,185	139	1,478	-	12,034

Previous accounting policy for impairment of trade receivables

In 2017, allowance for doubtful debts for trade receivables were determined based on estimated irrecoverable amounts from charter hire income, determined by reference to past default experience.

Included in the Group’s trade receivable balance are debtors with a carrying amount of US$4,243,000 which was past due at the end of reporting period for which the Group have not provided for, as there has not been a significant change in credit quality and the amounts are still considered recoverable. The average age of these receivables were as follows:

2017
US$’000

1 day to 30 days	2,509
31 days to 60 days	511
61 days to 90 days	209
More than 90 days	1,014
4,234

Movement in the loss allowance:

2017
US$’000
Balance at beginning of the year	5
Increase in allowance for doubtful debts	18
Effect of foreign exchange differences	2
25
Included in assets of a disposal group classified as held for sale (Note 39)	(25)
Balance at end of year	-